Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid Expenses and Other Current Assets

4.    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Prepaid expenses	$2,851	$1,365
Prepaid inventory	12,187	3,587
Other current assets	2,713	435
	$17,752	$5,387

4.    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2020	2019
Prepaid expenses	$1,365	$72
Prepaid inventory	3,587	1,552
Other current assets	435	81
	$5,387	$1,705